Consolidated Statements Of Changes In Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income Attributable To AT&T, Net Of Tax [Member]	Noncontrolling Interest [Member]
Balance at beginning of year at Dec. 31, 2015	$ 123,640		$ 6,495	$ 89,763	$ 33,671	$ (12,592)	$ 5,334	$ 969
Balance at beginning of year (in shares) at Dec. 31, 2015			6,495			(350)
Issuance of shares - common stock (value)			$ 0	0
Issuance of shares - common stock (in shares)			0
Repurchase and acquisition of common stock						$ (655)
Repurchase and acquisition of common stock (in shares)						(17)
Issuance of treasury stock				(43)		$ 588
Issuance of treasury stock (in shares)						11
Share-based payments				(140)
Net income attributable to AT&T ($2.85, $4.76 and $2.10 per diluted share)	12,976				12,976
Dividends to stockholders ($2.01, $1.97 and $1.93 per share)					(11,913)
Other comprehensive income (loss) attributable to AT&T	(373)						(373)
Cumulative effect of change in accounting change and other adjustments/Amounts reclassified to retained earnings					0		0	0
Net income attributable to noncontrolling interest	357							357
Interest acquired by noncontrolling owners								0
Acquisitions of noncontrolling interests								0
Distributions								(346)
Acquisition of interests held by noncontrolling owners				24				(25)
Translation adjustments attributable to noncontrolling interest, net of taxes	20							20
Balance at end of year at Dec. 31, 2016	124,110		$ 6,495	89,604	34,734	$ (12,659)	4,961	975
Balance at end of year (in shares) at Dec. 31, 2016			6,495			(356)
Issuance of shares - common stock (value)			$ 0	0
Issuance of shares - common stock (in shares)			0
Repurchase and acquisition of common stock						$ (551)
Repurchase and acquisition of common stock (in shares)						(14)
Issuance of treasury stock				2		$ 496
Issuance of treasury stock (in shares)						14
Share-based payments				(43)
Net income attributable to AT&T ($2.85, $4.76 and $2.10 per diluted share)	29,450				29,450
Dividends to stockholders ($2.01, $1.97 and $1.93 per share)					(12,157)
Other comprehensive income (loss) attributable to AT&T	527						527
Cumulative effect of change in accounting change and other adjustments/Amounts reclassified to retained earnings	1,529	[1]			(1,527)		1,529	0
Net income attributable to noncontrolling interest	397							397
Interest acquired by noncontrolling owners								0
Acquisitions of noncontrolling interests								140
Distributions								(361)
Acquisition of interests held by noncontrolling owners				0				0
Translation adjustments attributable to noncontrolling interest, net of taxes	(5)							(5)
Balance at end of year at Dec. 31, 2017	142,007		$ 6,495	89,563	50,500	$ (12,714)	7,017	1,146
Balance at end of year (in shares) at Dec. 31, 2017			6,495			(356)
Issuance of shares - common stock (value)			$ 1,126	35,473
Issuance of shares - common stock (in shares)			1,126
Repurchase and acquisition of common stock						$ (692)
Repurchase and acquisition of common stock (in shares)						(20)
Issuance of treasury stock				(115)		$ 1,347
Issuance of treasury stock (in shares)						37
Share-based payments				604
Net income attributable to AT&T ($2.85, $4.76 and $2.10 per diluted share)	19,370				19,370
Dividends to stockholders ($2.01, $1.97 and $1.93 per share)					(14,117)
Other comprehensive income (loss) attributable to AT&T	(2,110)						(2,110)
Cumulative effect of change in accounting change and other adjustments/Amounts reclassified to retained earnings	(658)	[2]			3,000		(658)	35
Net income attributable to noncontrolling interest	583							583
Interest acquired by noncontrolling owners								8,803
Acquisitions of noncontrolling interests								1
Distributions								(732)
Acquisition of interests held by noncontrolling owners				0				(9)
Translation adjustments attributable to noncontrolling interest, net of taxes	(32)							(32)
Balance at end of year at Dec. 31, 2018	$ 193,884		$ 7,621	$ 125,525	$ 58,753	$ (12,059)	$ 4,249	$ 9,795
Balance at end of year (in shares) at Dec. 31, 2018			7,621			(339)

[1]	With the adoption of ASU 2018-02, the stranded tax effects resulting from the application of the Tax Cuts and Jobs Act are reclassified to retained earnings (see Note 1).
[2]	With the adoption of ASU 2016-01, the unrealized (gains) losses on our equity investments are reclassified to retained earnings (see Note 1).